Dreyfus HIGH YIELD STRATEGIES fund

CERTIFICATE OF AMENDMENT

Dreyfus High Yield Strategies Fund (the "Trust"), a business trust formed by a Declaration of Trust dated March 16, 1998, pursuant to the laws of the Commonwealth of Massachusetts, hereby certifies to the Secretary of State of the Commonwealth of Massachusetts that:

FIRST:  The Declaration of Trust of the Trust is hereby amended by striking out Article I, Section 1.1 and inserting in lieu thereof the following:

"Section 1.1.  Name.  The name of the Trust created hereby is 'BNY Mellon High Yield Strategies Fund,' and so far as may be practicable the Trustees shall conduct the Trust's activities, execute all documents and sue or be sued under the name, which name (and the word 'Fund' wherever herein used) shall refer to the Trustees as trustees, and not as individuals, or personally, and shall not refer to the officers, agents, employees or Shareholders of the Fund. Should the Trustees determine that the use of such name is not advisable, they may use such other name for the Fund as they deem proper and the Fund may hold its property and conduct its activities under such other name."

SECOND:  The amendment to the Declaration of Trust herein made was duly approved by at least a majority of the Trustees of the Trust at a meeting held on February 28, 2019 pursuant to Article VIII, Section 8.3 of the Declaration of Trust, to be effective as of June 3, 2019, or such other date as the appropriate officers of the Trust shall determine.

IN WITNESS WHEREOF, Dreyfus High Yield Strategies Fund has caused this Certificate of Amendment to be signed in its name and on its behalf by the undersigned Secretary of the Trust.

DREYFUS High Yield Strategies FUND

/s/ James Bitetto

James Bitetto

Secretary

Address of Trust:

240 Greenwich Street

18th Floor

New York, New York  10286

Address of Resident Agent:

C T Corporation System
155 Federal Street

Suite 700

Boston, Massachusetts  02110

STATE OF NEW YORK      )

                                                :  ss.:

COUNTY OF NEW YORK  )

On this 28th day of February, 2019, before me personally came James Bitetto, to me personally known, who, being by me duly sworn, did say that he is the Secretary of the above-referenced Trust and who duly acknowledged to me that he had executed the foregoing instrument as his free act and deed on behalf of the Trust.

/s/ Sarah S. Kelleher

Notary Public